Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2040 Fund

June 30, 2020

Z40-QTLY-0820
1.9884244.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	737	$13,214
Fidelity Series Commodity Strategy Fund (a)	782	3,002
Fidelity Series Large Cap Growth Index Fund (a)	715	8,989
Fidelity Series Large Cap Stock Fund (a)	653	9,185
Fidelity Series Large Cap Value Index Fund (a)	1,578	17,336
Fidelity Series Small Cap Opportunities Fund (a)	360	4,402
Fidelity Series Value Discovery Fund (a)	531	6,207
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,804)		62,335

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	288	2,743
Fidelity Series Emerging Markets Fund (a)	211	1,805
Fidelity Series Emerging Markets Opportunities Fund (a)	850	16,302
Fidelity Series International Growth Fund (a)	435	7,456
Fidelity Series International Index Fund (a)	322	3,056
Fidelity Series International Small Cap Fund (a)	152	2,429
Fidelity Series International Value Fund (a)	887	7,458
Fidelity Series Overseas Fund (a)	720	7,429
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,409)		48,678

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	87	778
Fidelity Series Floating Rate High Income Fund (a)	20	170
Fidelity Series High Income Fund (a)	96	844
Fidelity Series Inflation-Protected Bond Index Fund (a)	228	2,382
Fidelity Series International Credit Fund (a)	5	53
Fidelity Series Long-Term Treasury Bond Index Fund (a)	263	2,733
Fidelity Series Real Estate Income Fund (a)	52	504
TOTAL BOND FUNDS
(Cost $7,240)		7,464

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	14	14
Fidelity Series Short-Term Credit Fund (a)	21	213
Fidelity Series Treasury Bill Index Fund (a)	144	1,439
TOTAL SHORT-TERM FUNDS
(Cost $1,658)		1,666
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $121,111)		120,143
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$120,142

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,836	$775	$1,223	$--	$100	$3,726	$13,214
Fidelity Series Canada Fund	2,317	206	143	--	(30)	393	2,743
Fidelity Series Commodity Strategy Fund	3,433	103	673	--	(188)	327	3,002
Fidelity Series Emerging Markets Debt Fund	702	10	13	11	(2)	81	778
Fidelity Series Emerging Markets Fund	1,220	312	1	--	--	274	1,805
Fidelity Series Emerging Markets Opportunities Fund	11,225	2,447	156	--	(6)	2,792	16,302
Fidelity Series Floating Rate High Income Fund	157	2	--	2	--	11	170
Fidelity Series Government Money Market Fund 0.25%	958	447	1,391	1	--	--	14
Fidelity Series High Income Fund	776	12	--	12	--	56	844
Fidelity Series Inflation-Protected Bond Index Fund	2,307	271	276	1	--	80	2,382
Fidelity Series International Credit Fund	49	--	--	--	--	4	53
Fidelity Series International Growth Fund	6,847	337	938	--	15	1,195	7,456
Fidelity Series International Index Fund	2,700	46	113	--	(14)	437	3,056
Fidelity Series International Small Cap Fund	2,052	--	23	--	(2)	402	2,429
Fidelity Series International Value Fund	6,618	203	556	--	(97)	1,290	7,458
Fidelity Series Large Cap Growth Index Fund	7,400	430	701	165	62	1,798	8,989
Fidelity Series Large Cap Stock Fund	7,687	291	129	--	(3)	1,339	9,185
Fidelity Series Large Cap Value Index Fund	14,213	1,348	211	--	(39)	2,025	17,336
Fidelity Series Long-Term Treasury Bond Index Fund	2,583	469	254	54	44	(109)	2,733
Fidelity Series Overseas Fund	6,558	338	733	--	(63)	1,329	7,429
Fidelity Series Real Estate Income Fund	433	7	--	7	--	64	504
Fidelity Series Short-Term Credit Fund	204	2	--	1	--	7	213
Fidelity Series Small Cap Opportunities Fund	3,607	289	224	--	(47)	777	4,402
Fidelity Series Treasury Bill Index Fund	2,708	10	1,270	10	(4)	(5)	1,439
Fidelity Series Value Discovery Fund	4,499	947	10	--	--	771	6,207
	101,089	9,302	9,038	264	(274)	19,064	120,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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